Commitments and Contingencies (Details) - Schedule of shall pay UMB - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Payment One [Member]
Commitments and Contingencies (Details) - Schedule of shall pay UMB [Line Items]
Payment	$ 92,095	$ 92,095
Payment description	Upon execution of the July 2021 Sponsored Research Agreement	Upon execution of the July 2021 Sponsored Research Agreement
Payment Two [Member]
Commitments and Contingencies (Details) - Schedule of shall pay UMB [Line Items]
Payment	$ 92,095	$ 92,095
Payment description	Six months after the start of project work as outlined in the July 2021 Sponsored Research Agreement	Six months after the start of project work as outlined in the July 2021 Sponsored Research Agreement
Payment Three [Member]
Commitments and Contingencies (Details) - Schedule of shall pay UMB [Line Items]
Payment	$ 92,095	$ 92,095
Payment description	Upon completion of the project work as outlined in the July 2021 Sponsored Research Agreement	Upon completion of the project work as outlined in the July 2021 Sponsored Research Agreement